Condensed Consolidated Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]		Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Additional Paid-in Capital [Member]	Warrant [Member]	Retained Earnings [Member]	Total
Balance, value at Dec. 31, 2020	$ 108,000			$ 252,561,000	$ 10,401,000	$ (232,153,000)	$ 30,917,000
Balance, shares at Dec. 31, 2020	48,187,463
Net loss						(29,920,000)	(29,920,000)
Issuance of ordinary shares		[1]
Issuance of ordinary shares, shares	28,334
Issuance of ordinary shares and warrants, net of issuance costs of $2.2 million	$ 27,000			30,925,000			30,952,000
Issuance of ordinary shares, net of issuance costs of $2.2 million, shares	8,971,790
Exercised warrants	$ 36,000			20,974,000	(4,347,000)		16,663,000
Exercised warrants, shares	11,523,997
Expired warrants				2,927,000	(2,927,000)
Issuance of ordinary shares subject to possible redemption			$ 1,598,000
Issuance of ordinary shares subject to possible redemption, shares			615,366
Share-based compensation				1,968,000			1,968,000
Balance, value at Dec. 31, 2021	$ 171,000		$ 1,598,000	309,355,000	3,127,000	(262,073,000)	50,580,000
Balance, shares at Dec. 31, 2021	68,711,584		615,366
Net loss						(10,428,000)	(10,428,000)
Issuance of ordinary shares subject to possible redemption, shares			(615,366)
Share based compensation to employees				1,048,000			1,048,000
Share based compensation to employees, shares	10,362
Reclassification of redemption shares into ordinary shares	$ 2,000		$ (1,598,000)	1,596,000			1,598,000
Reclassification of redemption shares into ordinary shares, shares	615,366
Balance, value at Mar. 31, 2022	$ 173,000			311,999,000	3,127,000	(272,501,000)	42,798,000
Balance, shares at Mar. 31, 2022	69,337,312
Balance, value at Dec. 31, 2021	$ 171,000		$ 1,598,000	309,355,000	3,127,000	(262,073,000)	50,580,000
Balance, shares at Dec. 31, 2021	68,711,584		615,366
Net loss						(32,304,000)	(32,304,000)
Issuance of ordinary shares and warrants, net of issuance costs of $2.2 million							5,000,000
Expired warrants				3,127,000	(3,127,000)
Reclassification of redemption shares into ordinary shares	$ 2,000		$ (1,598,000)	1,596,000			1,598,000
Reclassification of redemption shares into ordinary shares, shares	615,366		(615,366)
Share based compensation to employees				2,555,000			2,555,000
Share based compensation to employees, shares	34,258
Employee exercise of stock options	$ 1,000			21,000			$ 22,000
Employee erercise of stock options, shares	388,909						388,909
Balance, value at Dec. 31, 2022	$ 174,000			316,654,000		(294,377,000)	$ 22,451,000
Balance, shares at Dec. 31, 2022	69,750,117
Net loss						(2,639,000)	(2,639,000)
Issuance of ordinary shares and warrants, net of issuance costs of $2.2 million							5,000,000
Share based compensation to employees				87,000			87,000
Share based compensation to employees, shares
Balance, value at Mar. 31, 2023	$ 174,000			$ 316,741,000		$ (297,016,000)	$ 19,899,000
Balance, shares at Mar. 31, 2023	69,750,117

[1]	Amount less than $1 thousand